Earnings per Common Share - Narrative (Details) shares in Millions	12 Months Ended
Dec. 31, 2019 shares
Stock Options and Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from the computation of diluted net loss (in shares)	3.9
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from the computation of diluted net loss (in shares)	1.7